Shareholder Report, Line Graph (Details) - USD ($)						1 Months Ended			2 Months Ended			3 Months Ended			4 Months Ended			5 Months Ended			6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended		13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended
	Jun. 16, 2025	Jul. 31, 2024	Jul. 29, 2024	Nov. 30, 2022	Nov. 29, 2022	Jun. 30, 2025	Aug. 31, 2024	Dec. 31, 2022	Jul. 31, 2025	Sep. 30, 2024	Jan. 31, 2023	Aug. 31, 2025	Oct. 31, 2024	Feb. 28, 2023	Sep. 30, 2025	Nov. 30, 2024	Mar. 31, 2023	Oct. 31, 2025	Dec. 31, 2024	Apr. 30, 2023	Jan. 31, 2025	May 31, 2023	Feb. 28, 2025	Jun. 30, 2023	Mar. 31, 2025	Jul. 31, 2023	Apr. 30, 2025	Aug. 31, 2023	May 31, 2025	Sep. 30, 2023	Jun. 30, 2025	Oct. 31, 2023	Jul. 31, 2025	Nov. 30, 2023	Aug. 31, 2025	Dec. 31, 2023	Sep. 30, 2025	Jan. 31, 2024	Oct. 31, 2025	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025
Nicholas Crypto Income ETF
Account Value [Line Items]
Accumulated Value	$ 10,000					$ 10,538			$ 11,697			$ 11,310			$ 13,237			$ 14,129
Nicholas Fixed Income Alternative ETF
Account Value [Line Items]
Accumulated Value				$ 10,000	$ 10,000			$ 9,968			$ 9,989			$ 10,000			$ 10,076			$ 10,097		$ 10,114		$ 10,138		$ 10,194		$ 10,277		$ 10,100		$ 10,014		$ 10,264		$ 10,334		$ 10,397		$ 10,329	$ 10,352	$ 10,212	$ 10,366	$ 10,477	$ 10,698	$ 10,823	$ 10,816	$ 10,798	$ 10,949	$ 10,731	$ 10,940	$ 10,846	$ 10,689	$ 10,502	$ 10,637	$ 10,762	$ 10,823	$ 10,854	$ 10,897	$ 10,143
Nicholas Global Equity and Income ETF
Account Value [Line Items]
Accumulated Value		$ 10,096	$ 10,000				$ 10,149			$ 10,309			$ 10,208			$ 10,693			$ 10,335		$ 10,622		$ 10,319		$ 9,640		$ 9,823		$ 10,597		$ 11,062		$ 11,255		$ 11,282		$ 11,603		$ 11,861
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,108	$ 10,000			$ 10,288	$ 10,354		$ 10,519	$ 10,575		$ 10,732	$ 10,479		$ 11,124	$ 11,094		$ 11,385	$ 10,829		$ 11,131		$ 10,986		$ 10,367		$ 10,296		$ 10,945		$ 11,501		$ 11,759		$ 11,998		$ 12,436		$ 12,727
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value				$ 10,061	$ 10,000			$ 10,015			$ 10,323			$ 10,057			$ 10,312			$ 10,375		$ 10,262		$ 10,225		$ 10,218		$ 10,153		$ 9,895		$ 9,738		$ 10,179		$ 10,569		$ 10,540		$ 10,391	$ 10,487	$ 10,222	$ 10,396	$ 10,494	$ 10,739	$ 10,893	$ 11,039	$ 10,765	$ 10,879	$ 10,701	$ 10,758	$ 10,995	$ 10,999	$ 11,042	$ 10,963	$ 11,132	$ 11,102	$ 11,235	$ 11,358	$ 11,428